Operating Leases	12 Months Ended
Dec. 31, 2017
Leases1 [Abstract]
Operating Leases
Operating Leases
During 2017 the company incurred operating lease costs of $216.2 (2016 - $155.7).

Aggregate future minimum operating lease commitments at December 31, 2017 relating to premises, automobiles and equipment for various terms up to ten years were as follows:

2018	188.5
2019	173.2
2020	153.4
2021	139.5
2022	113.0
Thereafter	458.2